Segment Reporting, including Geographic Area Data and Major Customers - Depreciation expense by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 373,546	$ 258,264	$ 248,018
Acquisition intangible amortization	189,990	92,521	96,970
Depreciation and amortization, discontinued operations			246,620
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	179,995	163,390
Depreciation and amortization, discontinued operations			147,502
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Depreciation and amortization	110,343	99,544	86,513
Operating Segments | International Services
Segment Reporting Information [Line Items]
Depreciation and amortization	30,966	34,892
Depreciation and amortization, discontinued operations			38,909
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Depreciation and amortization	25,553	18,268	14,571
Operating Segments | Netspend
Segment Reporting Information [Line Items]
Depreciation and amortization	13,133	10,686	7,509
Corporate Administration and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 3,561	$ 2,353	$ 2,148